Other Long-Term Investments (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Feb. 03, 2009
Equity investments
Equity investments, Carrying value	$ 94	$ 133
ST-Ericsson AT SA [Member]
Equity investments
Equity investments, Carrying value	16	39	99
Equity investments, Ownership percentage	49.00%	49.00%
3 Sun S.r.l. [Member]
Equity investments
Equity investments, Carrying value	78	83
Equity investments, Ownership percentage	33.30%	33.30%
Other equity-method investments [Member]
Equity investments
Equity investments, Carrying value	$ 0	$ 11
Equity investments, Ownership percentage	0.00%	0.00%